UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023		Dec. 31, 2022
Income Statement [Abstract]
Revenue	$ 11,766	$ 12,960	$ 21,152	$ 27,031	$ 53,467		$ 64,211
Cost of revenue	2,773	2,992	5,293	5,932	11,970		13,485
Gross profit	8,993	9,968	15,859	21,099	41,497		50,726
Operating expenses:
Sales and marketing	6,718	10,273	12,863	22,137	46,857		50,405
Research and development	4,310	6,581	10,035	14,433	27,694		16,966
General and administrative	7,311	6,408	13,697	11,714	46,024		15,365
Total operating expenses:	18,339	23,262	36,595	48,284	120,575		82,736
Loss from operations	(9,346)	(13,294)	(20,736)	(27,185)	(79,078)		(32,010)
Other income (expense):
Interest expense	(339)	(2,508)	(2,270)	(4,745)	(10,566)		(4,426)
Changes in fair value of warrants	1,376	(204)	4,507	(1,679)	8,364		(821)
Changes in fair value of debt	8,230	2,257	8,230	2,257	(3,751)
Changes in fair value of Revenue Interest Financing and PIPE Conversion Option	6	0	1,496	0	(2,192)
Change in fair value of earn-out liabilities	5,690	0	19,880	0	29,050
Loss on extinguishment of debt	(8,713)	0	(8,713)	0	(3,929)
Termination of convertible note side letters	0	(8,134)	0	(8,134)	(17,598)
Other income (expense), net	999	(91)	1,171	(255)	(643)		(344)
Total other income (expense):	7,249	(8,680)	24,301	(12,556)	(1,265)		(5,591)
Income (loss) before income taxes	(2,097)	(21,974)	3,565	(39,741)	(80,343)		(37,601)
Provision for income taxes	(65)	(22)	(141)	(56)	(264)		(143)
Net income (loss)	(2,162)	(21,996)	3,424	(39,797)	(80,607)		(37,744)
Cumulative undeclared preferred dividends	0	(725)	0	(1,442)	(1,697)		(2,907)
Net income (loss) attributable to common shareholders	$ (2,162)	$ (22,721)	$ 3,424	$ (41,239)	$ (82,304)		$ (40,651)
Net income (loss) per share - Basic	$ (0.05)	$ (0.84)	$ 0.07	$ (1.52)	$ (2.31)	[1]	$ (1.51)	[1]
Net income (loss) per share - diluted	$ (0.05)	$ (0.84)	$ 0.07	$ (1.52)	$ (2.31)	[1]	$ (1.51)	[1]
Weighted-average shares outstanding - Basic	47,946,609	27,107,397	47,862,980	27,097,341	35,581,656		26,918,484
Weighted-average shares outstanding - Diluted	47,946,609	27,107,397	48,982,998	27,097,341	35,581,656		26,918,484

[1]	The weighted-average common shares and thus net loss per share calculations and potentially dilutive security amounts for all periods prior to the Business Combination have been retrospectively adjusted to the equivalent number of shares outstanding immediately after the Business Combination to effect the reverse capitalization. See Note 3 for further information.